Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	Goodwill	Brands	Computer software	Customer relationships	Total
	€m	€m	€m	€m	€m
Cost
Balance at December 31, 2020	1,902.5	2,122.4	39.0	31.0	4,094.9
Acquisitions through business combinations	192.6	296.5	1.1	4.3	494.5
Additions	—	—	5.8	—	5.8
Disposals	—	—	(2.5)	—	(2.5)
Effect of movements in foreign exchange	4.3	3.2	(0.5)	—	7.0
Balance at December 31, 2021	2,099.4	2,422.1	42.9	35.3	4,599.7
Acquisitions through business combinations	2.0	—	—	—	2.0
Additions	—	—	11.3	—	11.3
Transfer from property, plant and equipment (note 12)	—	—	1.7	—	1.7
Disposals	—	—	(0.1)	—	(0.1)
Effect of movements in foreign exchange	0.2	3.5	(0.3)	—	3.4
Balance at December 31, 2022	2,101.6	2,425.6	55.5	35.3	4,618.0

	Goodwill	Brands	Computer software	Customer relationships	Total
	€m	€m	€m	€m	€m
Accumulated amortization and impairment
Balance at December 31, 2020	—	5.6	19.7	11.4	36.7
Amortization	—	1.2	4.6	2.4	8.2
Impairment	—	—	1.7	—	1.7
Disposals	—	—	(1.7)	—	(1.7)
Effect of movements in foreign exchange	—	—	(0.3)	—	(0.3)
Balance at December 31, 2021	—	6.8	24.0	13.8	44.6
Amortization	—	1.1	5.1	2.6	8.8
Impairment	—	—	—	5.8	5.8
Transfer from property, plant and equipment (note 12)	—	—	0.1	—	0.1
Disposals	—	—	(0.1)	—	(0.1)
Effect of movements in foreign exchange	—	—	(0.4)	—	(0.4)
Balance at December 31, 2022	—	7.9	28.7	22.2	58.8
Net book value December 31, 2020	1,902.5	2,116.8	19.3	19.6	4,058.2
Net book value December 31, 2021	2,099.4	2,415.3	18.9	21.5	4,555.1
Net book value December 31, 2022	2,101.6	2,417.7	26.8	13.1	4,559.2